Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Parties [Abstract]
RELATED PARTIES

NOTE 3 - RELATED PARTIES:

a.	The amounts due from the Controlling Shareholders as of December 31, 2016 were repaid to ACSI on April 19, 2017. See Note 5a(8) for additional information.

b.	On February 21, 2018, the Controlling Shareholders executed an Irrevocable Undertaking for the Company’s benefit. Subsequently on April 11, 2018, the Controlling Shareholders’ secured a six-month line of credit to ACSI from an Israeli commercial bank in the amount of NIS 11 million (approximately $3.1 million) of which NIS 5.5 million ($1.5 million) has been drawn down to date. See Note 1b for additional information.

NOTE 6 - RELATED PARTIES:

a.	Purchases from related parties, loans to related parties and due from Controlling Shareholders:

1.	Anatoly Hurgin owns 100% of Alan Ltd. (“Alan”) which holds a 60% interest in Active Intelligence Labs Ltd. (Israel) (“AIL”). ACSI purchased products which are integrated into its innovative tailored solutions totaling $780 thousand and $420 thousand from AIL in the years ended December 31, 2015 and 2014, respectively. The debt as of December 31, 2015 ($600 thousand) was repaid at August 2, 2016.

2.	In in the years ended December 31, 2014 and 2013, ACSI granted Alan loans in the aggregate amounts of $555 thousand and $205 thousand, respectively. The loans bore annual interest of 3.3%, linked to the Israeli consumer price index, and were repaid in December 2015.

3.	The amounts due from the Controlling Shareholders as of December 31, 2016 were repaid to ACSI on April 19, 2017. See Note 8.a.8. for additional information.

b.	Dividends:

In the year ended December 31, 2011, ACSI declared dividends of NIS 10,760 thousand ($2,833 thousand) of which 15% income tax was withheld (the “Net Amount”) and NIS 1,140 thousand ($300 thousand) and NIS 474 thousand ($125 thousand) were paid to the Israel Tax Authority in the years ended December 31, 2013 and 2014, respectively. NIS 894 thousand ($197 thousand), NIS 1,379 thousand ($231 thousand), NIS 2,350 thousand ($817 thousand) and NIS 4,523 thousand ($1,163 thousand) of the Net Amount were paid to the Controlling Shareholders in the years ended December 31, 2012, in 2013, 2014 and 2015, respectively.

Additionally, in the fourth and the second quarters of 2015, ACSI declared dividends of NIS 42,825 thousand ($11,000 thousand) and NIS 23,560 thousand ($6,251 thousand), respectively, of which 20% income tax was withheld and outstanding as of December 31, 2015 (income tax of NIS 13,277 thousand ($3,404 thousand) was paid to the Israel Tax Authority in January 2016), while the net amounts were paid to the Controlling Shareholders. It was agreed as part of ACSI’s tax assessments for the three years ended December 31, 2014 that were finalized on May 30, 2016 that the Controlling Shareholders withholding tax for the 2015 dividends should be NIS 16,400 thousand ($4,260 thousand). ACSI paid the difference to the Israel tax authority and the Controlling Shareholders compensated ACSI for such difference.

c.	Related parties’ employment agreements and compensation:

1.	The Group entered into new employment agreements with each of its two Controlling Shareholders. One of the Controlling Shareholders is the Chairman of the Board of Directors and the Chief Executive Officer and the other is a member of the Board of Directors and the Chief Technology Officer. Each of the employment agreements will remain in effect unless terminated as described below. Pursuant to each employment agreement, the executive’s gross salary is NIS 120,000 ($31,200) per month commencing on January 1, 2016. Each executive is also entitled to receive social benefits: however, each of the executives agreed to a temporary 50% reduction in the salaries, effective as from May 2017.

Each employment agreement provides that the executive is entitled to receive an annual performance bonus of up to NIS 360,000 ($93,600) based on annual performance goals agreed upon by the Group and the executive (such performance goals were not met during the years ended December 31, 2017 and 2016 and therefore no performance bonus was recorded or paid). Each employment agreement may be terminated by the Group or the executive upon 120 days’ prior written notice, in which case, the executive is entitled to receive salary and benefits during such 120 days and for a period of eight months thereafter. The executive will be entitled to accept new employment after the expiration of such eight month period. In addition, the Group, by resolution of the Company’s Board of Directors, may terminate the employment agreements at any time by a written notice with cause (as defined in the employment agreements).

The Controlling Shareholders’ compensation related expenses in the years ended December 31, 2017, 2016 and 2015 amounted to NIS 2,391 thousand ($664 thousand), NIS 3,562 thousand ($928 thousand) and NIS 487 thousand ($125 thousand), respectively.

2.	The Group entered into a new employment agreement with a Controlling Shareholder’s son commencing March 22, 2016 and was employed by the Group until June 20, 2016. Based on the agreement he was entitled to a monthly gross salary of NIS 10,000 ($2,600) and other related social benefits.